SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
SEGMENTED INFORMATION
Segmented Information

For the years ended December 31	Oil Sands		Exploration and Production		Refining and Marketing		Corporate and Eliminations		Total
($ millions)	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019

Revenues and Other Income

Gross revenues	7 792	13 948	1 899	3 675	15 180	22 216	29	27	24 900	39 866

Intersegment revenues	2 825	4 399	—	—	92	88	(2 917)	(4 487)	—	—

Less: Royalties	(95)	(917)	(143)	(605)	—	—	—	—	(238)	(1 522)

Operating revenues, net of royalties	10 522	17 430	1 756	3 070	15 272	22 304	(2 888)	(4 460)	24 662	38 344

Other income (loss)	298	172	54	430	48	75	(10)	(32)	390	645

	10 820	17 602	1 810	3 500	15 320	22 379	(2 898)	(4 492)	25 052	38 989

Expenses

Purchases of crude oil and products	844	1 407	—	—	11 243	15 296	(2 975)	(4 141)	9 112	12 562

Operating, selling and general	7 169	8 027	476	525	1 892	2 173	390	519	9 927	11 244

Transportation	1 223	1 293	100	80	138	120	(43)	(51)	1 418	1 442

Depreciation, depletion, amortization and impairment	6 430	8 170	2 147	1 505	867	823	82	74	9 526	10 572

Exploration	57	127	129	129	—	—	—	—	186	256

(Gain) loss on disposal of assets	(1)	(14)	—	(228)	(24)	(11)	9	—	(16)	(253)

Financing expenses	336	318	47	73	37	55	576	187	996	633

	16 058	19 328	2 899	2 084	14 153	18 456	(1 961)	(3 412)	31 149	36 456

(Loss) earnings before Income Taxes	(5 238)	(1 726)	(1 089)	1 416	1 167	3 923	(937)	(1 080)	(6 097)	2 533

Income Tax (Recovery) Expense

Current	(645)	266	64	626	325	972	(403)	(312)	(659)	1 552

Deferred	(797)	(1 565)	(321)	(215)	(24)	(49)	23	(89)	(1 119)	(1 918)

	(1 442)	(1 299)	(257)	411	301	923	(380)	(401)	(1 778)	(366)

Net (Loss) Earnings	(3 796)	(427)	(832)	1 005	866	3 000	(557)	(679)	(4 319)	2 899

Capital and Exploration Expenditures	2 736	3 522	489	1 070	515	818	186	148	3 926	5 558

Disaggregation of revenue from contracts with customers

For the years ended December 31	2020			2019
($ millions)	North America	International	Total	North America	International	Total

Oil Sands(1)

SCO and diesel	8 574	—	8 574	13 567	—	13 567

Bitumen	2 043	—	2 043	4 780	—	4 780

	10 617	—	10 617	18 347	—	18 347

Exploration and Production

Crude oil and natural gas liquids	1 089	806	1 895	1 922	1 747	3 669

Natural gas	—	4	4	—	6	6

	1 089	810	1 899	1 922	1 753	3 675

Refining and Marketing

Gasoline	6 585	—	6 585	9 941	—	9 941

Distillate	6 525	—	6 525	9 447	—	9 447

Other	2 162	—	2 162	2 916	—	2 916

	15 272	—	15 272	22 304	—	22 304

Corporate and Eliminations	(2 888)	—	(2 888)	(4 460)	—	(4 460)

Total Gross Revenue from Contracts with Customers	24 090	810	24 900	38 113	1 753	39 866

(1)	Prior period amounts have been reclassified to conform with current period presentation.

Geographical breakdown of operating revenue and non-current assets

Operating Revenues, net of Royalties

($ millions)	2020	2019

Canada	20 588	31 157

United States	3 312	5 737

Other foreign	762	1 450

	24 662	38 344

Non-Current Assets(1)

($ millions)	December 31 2020	December 31 2019

Canada	71 040	75 190

United States	1 856	1 957

Other foreign	2 125	2 173

	75 021	79 320

(1)	Excludes deferred income tax assets.